Related party transactions - Year end balances (Details) - Ping An Group and its subsidiaries - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties
Trade receivables.	¥ 179,019	¥ 299,098
Contract assets	11,582	7,538
Prepayment and other receivables	114,778	599,671
Financial assets at fair value through profit or loss	230,724	417,956
Cash and restricted cash and time deposits over three months	192,604	784,840
Trade and other payables	242,320	864,038
Contract liabilities	13,271	25,550
Derivative financial assets	¥ 39,812	¥ 38,008